ACCRUED LIABILITIES (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Executive and employee compensation	$ 187,211	$ 238,669
Interest on convertible notes and promissory notes	78,425	31,997
Other accrued expenses and liabilities	138,337	129,663
Total accrued liabilities	$ 403,973	$ 400,329